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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):                 [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                                            United Fire & Casualty Company
Address:                                         118 Second Ave., S.E.
                                                 Cedar Rapids, IA 52407

Form 13F File Number:                            28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                            Dianne M. Lyons
Title:                                           Controller
Phone:                                           319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons               Cedar Rapids                   IA    08-14-02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  90

Form 13F Information Table Value Total:       $ 117,009 (in thousands)

List of Other Included Managers:                       NONE

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FORM 13F INFORMATION TABLE

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

                                         TITLE                  VALUE   SHARES/  SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
             NAME OF ISSUER             OF CLASS    CUSIP     (x $1000) PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED NONE
===================================================================================================================================
AOL Time Warner Inc                      Common   00184a-10-5      215   14,600             Defined             14,600
Abbott Laboratories                      Common   002824-10-0    5,648  150,000             Sole               150,000
Alderwoods Group Inc                     Common   014383-10-3      291   38,421             Sole                38,421
Alliant Energy Corporation               Common   018802-10-8    2,113   82,200             Sole                82,200
ALLTEL Corporation                       Common   020039-10-3      588   12,518             Sole                12,518
American Express Co                      Common   025816-10-9      297    8,175             Defined              8,175
American Strategic Inc Port II           Common   030099-10-5      345   25,420             Sole                25,420
Anheuser-Busch Companies Inc Common      Common   035229-10-3      200    4,000             Sole                 4,000
Applied Materials Inc                    Common   038222-10-5      291   15,300             Defined             15,300
Automatic Data Processing                Common   053015-10-3      222    5,100             Defined              5,100
BCE Inc                                  Common   05534B-10-9      282   16,200             Sole                16,200
BRE Properties Inc                       Common   05564E-10-6      560   18,000             Sole                18,000
Bank of America Corporation              Common   060505-10-4    4,222   60,000             Sole                60,000
Bank One Corporation                     Common   06423A-10-3    1,683   43,740             Sole                43,740
Bell South Corporation                   Common   079860-10-2      504   16,000             Sole                16,000
Bemis Company Inc                        Common   081437-10-5      413    8,700             Sole                 8,700
Boeing Company                           Common   097023-10-5    1,575   35,000             Sole                35,000
Burlington Northern Santa Fe             Common   12189T-10-4      485   16,158             Sole                16,158
Burlington Resources Inc                 Common   122014-10-3      265    6,972             Sole                 6,972
CVS Corp Delaware                        Common   126650-10-0      216    7,050             Defined              7,050
Cincinnati Financial Corp                Common   172062-10-1   13,517  290,500             Sole               290,500
Citigroup Inc                            Common   172967-10-1      229    5,916             Defined              5,916
Corrections Corp of America              Common   22025Y-40-7       15      894             Sole                   894
Cummins Inc                              Common   231021-10-6      647   19,545             Sole                19,545
Dean Foods Company                       Common   242370-10-4    1,200   32,174             Sole                32,174
Devon Energy Corp                         Bonds   25179M-AA-1      199  200,000             Sole               200,000
Dow Chemical Company                     Common   260543-10-3    2,063   60,000             Sole                60,000
Duke Energy Corporation                  Common   264399-10-6    2,488   80,000             Sole                80,000
Emerson Electric Co                      Common   291011-10-4      337    6,300             Sole                 6,300
Equity Residential Properties Trust
  Series G Convertible                 Preferred  29476L-85-9      251   10,000             Sole                10,000
Exxon Mobil Corporation                  Common   30231G-10-2    1,637   40,000             Sole                40,000
Exxon Mobil Corp                         Common   30231G-10-2      232    5,675             Defined              5,675
Fannie Mae                               Common   313586-10-9      247    3,350             Defined              3,350
Federal Signal Corporation               Common   313855-10-8    1,797   74,864             Sole                74,864
Fidelity National
  Information Solutions, Inc.            Common   31620P-10-9      477   19,890             Sole                19,890
Ford Motor Company                       Common   345370-86-0      480   30,000             Sole                30,000
Arthur J Gallagher & Co                  Common   363576-10-9      358   10,321             Sole                10,321
General Electric Company                 Common   369604-10-3    5,810  200,000             Sole               200,000
General Elec Co                          Common   369604-10-3      216    7,450             Defined              7,450
H J Heinz Company                        Common   423074-10-3    1,850   45,000             Sole                45,000
Hewlett Packard Co                       Common   428236-10-3      219   14,349             Defined             14,349
Honeywell International Inc              Common   438516-10-6      881   25,000             Sole                25,000
Honeywell International Inc              Common   438516-10-6      204    5,793             Defined              5,793
Intel Corporation                        Common   458140-10-0      183   10,000             Sole                10,000
Intel Corp                               Common   458140-10-0      195   10,650             Defined             10,650
J P Morgan Chase & Co                    Common   46625h-10-0      232    6,850             Defined              6,850
Johnson & Johnson                        Common   478160-10-4      308    5,900             Defined              5,900
Kerr-McGee Corp                           Bonds   492386-AP-2      221  200,000             Sole               200,000
King Pharmaceutical                      Common   495582-10-8      243   10,900             Defined             10,900
Lucent Technologies                      Common   549463-10-7        5    2,900             Defined              2,900
Merrill Lynch & Co Inc                   Common   590188-10-8      238    5,875             Defined              5,875
Motorola Inc                             Common   620076-10-9      875   60,000             Sole                60,000
Newell Rubbermaid Inc                    Common   651229-10-6      553   15,766             Sole                15,766
Nicor Inc                                Common   654086-10-7      915   20,000             Sole                20,000
Nortel Networks Corporation              Common   656568-10-2       37   25,440             Sole                25,440
Ohio Casualty Corporation                Common   677240-10-3      209   10,000             Sole                10,000
Old Republic International Cor           Common   680223-10-4    2,935   93,168             Sole                93,168
Penford Corporation                      Common   707051-10-8      362   20,000             Sole                20,000
Penwest Pharmaceuticals Co.              Common   709754-10-5      585   30,000             Sole                30,000
PepsiCo Inc                              Common   713448-10-8      482   10,000             Sole                10,000
Pfizer                                   Common   717081-10-3      205    5,850             Defined              5,850
Pioneer-Standard Electronics             Common   723877-10-6    2,905  279,571             Sole               279,571
Procter & Gamble Company                 Common   742718-10-9    2,500   28,000             Sole                28,000
Progress Energy Inc                      Common   743263-10-5      995   19,131             Sole                19,131
Progress Energy Inc
  Contingent Valuation Obligation        Common   743263-AA-3        4   15,000             Sole                15,000
QCR Holdings Inc                         Common   74727A-10-4      673   45,454             Sole                45,454
Royal Bank of Scotland Group Series C  Preferred  780097-40-8       25    1,000             Sole                 1,000
SBC Communications Inc                   Common   78387G-10-3    2,408   78,960             Sole                78,960
SBC Communications Inc                   Common   78387g-10-3      242    7,950             Defined              7,950
SAFECO Corporation                       Common   786429-10-0    1,438   46,550             Sole                46,550
Safeway Inc                              Common   786514-20-8      150    5,125             Defined              5,125
St Paul Companies Inc                    Common   792860-10-8      847   21,774             Sole                21,774
Schering Plough Corp                     Common   806605-10-1      162    6,600             Defined              6,600
Shopko Stores Inc                        Common   824911-10-1      404   20,000             Sole                20,000
Smucker J M Co                           Common   832696-40-5       19      560             Sole                   560

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

TXU Corporation                    Common      873168-10-8         1,547     30,000       Sole                                30,000
Tellabs Inc                        Common      879664-10-0           132     21,300       Defined                             21,300
Texas Instruments                  Common      882508-10-4           223      9,400       Defined                              9,400
TPG NV                             Common      892339-10-2            91      4,034       Sole                                 4,034
U S Bancorp                        Common      902973-30-4        19,717    844,416       Sole                               844,416
US Bancorp                         Common      902973-30-4           267     11,450       Defined                             11,450
Vectren Corporation                Common      92240G-10-1           669     26,658       Sole                                26,658
Verizon Communications Inc         Common      92343V-10-4         1,471     36,648       Sole                                36,648
Wachovia Corporation               Common      929903-10-2         1,146     30,008       Sole                                30,008
Wells Fargo & Company              Common      949746-10-1         5,866    117,176       Sole                               117,176
Wintrust Financial Corporation     Common      97650W-10-8         7,969    230,523       Sole                               230,523
Wyeth Corp                         Common      983024-10-0           251      4,900       Defined                              4,900
Xcel Energy, Inc.                  Common      98389B-10-0           335     20,000       Sole                                20,000
Agere Systems CL A                 Common      00845v-10-0             -         31       Defined                                 31
Agere Systems CL B                 Common      00845v-20-9             1        767       Defined                                767
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Report Summary                90 Data Records                  $ 117,009            0 other managers on whose behalf report is filed
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